Marketable Securities	9 Months Ended
Sep. 30, 2012
Marketable Securities
Marketable Securities

4. Marketable Securities

Marketable securities held by the Company were as follows:

  At December 31, 2010:

Available for Sale	Amortized Cost	Unrealized Gains (Losses)	Fair Value
	(in thousands)
U.S. Treasuries and agencies	$1,026	$(2)	$1,024
Municipal bonds	7,940	—	7,940
Mutual funds for SERP	261	—	261

	$9,227	$(2)	$9,225

  At December 31, 2011:

Available for Sale	Amortized Cost	Unrealized Gains (Losses)	Fair Value
	(in thousands)
Mutual funds for SERP	$245	$—	$245

	$245	$—	$245

  At September 30, 2012:

Available for Sale	Amortized Cost	Unrealized Gains (Losses)	Fair Value
	(in thousands) (unaudited)
U.S. Treasuries and agencies	$35,286	$(30)	$35,256
Municipal bonds	2,000	—	2,000
Mutual funds for SERP	275	—	275

	$37,561	$(30)	$37,531

At September 30, 2012 the Company also held U.S. Agency Securities with a fair value of $1.8 million as a long term investment. The amortized cost of these securities was $1.8 million.